Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Earnings Per Share

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER	2021			2020			2019
	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share	1,471	1,928.0	76.3p	1,224	1,926.2	63.5p	1,505	1,943.5	77.4p
Diluted earnings per share	1,471	1,939.4	75.8p	1,224	1,937.8	63.2p	1,505	1,956.2	76.9p
The diluted figures are calculated after taking account of potential additional ordinary shares arising from share options and conditional shares.

Summary of Adjusted Earnings Per Share

ADJUSTED EARNINGS PER SHARE	2021			2020			2019
	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)
Adjusted earnings per share	1,689	1,928.0	87.6p	1,543	1,926.2	80.1p	1,808	1,943.5	93.0p

Summary of Reconciliation of Adjusted Net Profit Attributable to Parent
RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC SHAREHOLDERS

2021	Pre tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to RELX PLC shareholders			1,471
Adjustments:
Amortisation of acquired intangible assets	294	22	316
Other deferred tax credits from intangible assets*	–	(61)	(61)
Acquisition-related items	21	(11)	10
Net interest on net defined benefit pension obligation and other	9	(2)	7
Disposals and other non-operating items	(55)	1	(54)
Adjusted net profit attributable to RELX PLC shareholders			1,689

2020	Pre tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to RELX PLC shareholders			1,224
Adjustments:
Amortisation of acquired intangible assets	360	35	395
Other deferred tax credits from intangible assets*	–	(78)	(78)
Acquisition-related items	(12)	(6)	(18)
Net interest on net defined benefit pension obligation and other	11	(2)	9
Disposals and other non-operating items	(130)	3	(127)
Exceptional costs in Exhibitions	183	(45)	138
Adjusted net profit attributable to RELX PLC shareholders			1,543

2019	Pre tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to RELX PLC shareholders			1,505
Adjustments:
Amortisation of acquired intangible assets	295	26	321
Other deferred tax credits from intangible assets*	–	(57)	(57)
Acquisition-related items	84	(15)	69
Net interest on net defined benefit pension obligation and other	13	(3)	10
Disposals and other non-operating items	(51)	11	(40)
Adjusted net profit attributable to RELX PLC shareholders			1,808
* Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.